Background and Basis of Presentation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended					3 Months Ended			12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Dec. 31, 2012 Facility Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Dividends	Dec. 31, 2010 Dividends	Mar. 31, 2012 Accelerated Depreciation	Dec. 31, 2012 Income Tax Benefit	Mar. 31, 2012 Loss	Dec. 31, 2012 UNITED STATES Facility
Organization And Basis Of Presentation [Line Items]
Number of production and manufacturing facilities			61								26
Number of reportable segments	2		2
Out of period adjustments									$ 21	$ 3
Out of period adjustments, effect on Loss from continuing operations before income tax		(3)		(1)	(2)
Out of period adjustments, effect on net income		(2)
Classification adjustment						$ 12	$ 6	$ 6